CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF OPERATIONS
OPERATING REVENUES	$ 458,732	$ 451,731	$ 498,332
OPERATING EXPENSES
Voyage expenses	(12,207)	(12,587)	(13,925)
Vessel operating expenses	(104,604)	(106,999)	(109,384)
Depreciation	(107,757)	(115,228)	(129,045)
Amortization of deferred drydocking and special survey costs	(9,237)	(6,748)	(5,528)
Impairment Loss	(210,715)		(415,118)
Bad debt expense			(15,834)
General and administrative expenses	(26,334)	(22,672)	(22,105)
Loss on sale of vessels			(36)
Income/(loss) from operations	(12,122)	187,497	(212,643)
OTHER INCOME (EXPENSES):
Interest income	5,781	5,576	4,682
Interest expense	(85,706)	(86,556)	(82,966)
Other finance expenses	(3,026)	(4,126)	(4,932)
Equity income/(loss) on investments	1,365	965	(16,252)
Gain on debt extinguishment	116,365
Other income/(expenses), net	(50,456)	(15,757)	(41,602)
Net unrealized and realized losses on derivatives	(5,137)	(3,694)	(12,482)
Total Other Expenses, net	(20,814)	(103,592)	(153,552)
Net Income/(Loss)	$ (32,936)	$ 83,905	$ (366,195)
EARNINGS/(LOSS) PER SHARE
Basic and diluted earnings/(loss) per share	$ (0.22)	$ 0.76	$ (3.34)
Basic and diluted weighted average number of common shares	148,719,749	109,824,329	109,801,586